<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     9/30/2011

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke Capital Advisors LLC
Address:	1235 Westlakes Drive, Suite 402
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Compliance Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		November 11, 2011

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Bank of New York Mellon Corp file number 028-12592
Blackrock Advisors file number 028-04295
Columbia Partners file number 028-05386
Glenmede Trust Co file number 028-00126
Guardian Investment Management 028-12111
Invesco AIM Capital Mgt file number 028-11293
Lazard Asset Management 028-10469
McDonnell Investment Management file number 028-10377
Merrill Lynch - London Dividend 028-00791
Parametric Portfolio Assoc 028-04558
Riverbridge Partners LLC file number 028-05655
Roosevelt file number 028-03511
Tortoise Capital Advisors file number 028-11123
Victory Capital Mgt file number 028-06354


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance America                COM              00739W107    41842  5685107 SH       Sole                                    5685107
Autonation Inc. Com            COM              05329W102    21015   641083 SH       Sole                                     641083
Auxilium Pharmaceuticals Inc.  COM                            1777   118542 SH       Sole                                     118542
Bank of America Corp           COM              060505104     1639   267866 SH       Sole                                     267866
Berkshire Hathawy Cla A        COM              084990175     1282     1200 SH       Sole                                       1200
Carlyle Capital                COM              enb1vyv82        0    24000 SH       Sole                                      24000
Cyalume Tech Hldgs             COM              232429100      750   300000 SH       Sole                                     300000
Cyalume Tech Warrants          COM              232429118       36   199006 SH       Sole                                     199006
Duke Energy Corp New           COM              26441C105     2022   101171 SH       Sole                                     101171
General Electric               COM              369604103      410    26962 SH       Sole                                      26962
NextEra Energy, Inc.           COM              302571104    10804   200000 SH       Sole                                     200000
Parke Bancorp Inc.             COM              700885106      194    27343 SH       Sole                                      27343
Pfizer Inc. Del                COM              717081103      266    15062 SH       Sole                                      15062
Psychemedics Corporation       COM              744375908     2074   290866 SH       Sole                                     290866
Psychemedics Corporation       COM              744375205     1363   191234 SH       Sole                                     191234
Republic Services Inc.         COM              760759100    11684   416377 SH       Sole                                     416377
Resaca Exploitation Inc        COM              76083g302      236   170738 SH       Sole                                     170738
Spectra Energy Corp            COM              847560109     1613    65768 SH       Sole                                      65768
Taser International, Inc.      COM              87651b104       65    15000 SH       Sole                                      15000
Team Health Holdings, Inc.     COM              87817a107     6418   390878 SH       Sole                                     390878
The Blackstone Group L.P.      COM              09253U108      367    30620 SH       Sole                                      30620
Vanguard Growth ETF            COM              922908736     8499   151935 SH       Sole                                     151935
Vanguard Value ETF             COM              922908744    15548   330461 SH       Sole                                     330461
VMware Inc                     COM              928563402      322     4000 SH       Sole                                       4000